Discontinued Operations (Details) - Schedule of cash flows provided by (used in) the discontinued operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash flows provided by (used in) the discontinued operations [Abstract]
Operating activities		$ (1,024)
Investing activities		724
Financing activities